Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2019	2018
Salaries and cash incentives (1)	$17	$18
Equity-based payment (2)	25	27
Pension and other benefits (1)	5	4
Total	$47	$49

(1)	Expensed during the year.
(2)	Awarded during the year.

Summary of Loans and Deposits of Key Management Personnel	Loans and deposits of key management personnel

As at October 31 ($ millions)	2019	2018
Loans	$14	$13
Deposits	$9	$6

Summary of Transaction With Joint Ventures and Associates	Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2019	2018	2017
Net income / (loss)	$(68)	$(64)	$(46)
Loans	327	702	703
Deposits	194	151	217
Guarantees and commitments	16	123	114